Voya Solution Balanced Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 12.4%
14,369	iShares 20+ Year Treasury Bond ETF	$1,472,104	3.0
5,781	iShares Russell 2000 ETF	953,403	1.9
17,620	Vanguard Russell 1000 Growth ETF	955,180	2.0
8,224	Vanguard S&P 500 ETF	2,699,939	5.5

	Total Exchange-Traded Funds
	(Cost $7,217,784)	6,080,626	12.4

MUTUAL FUNDS: 87.5%
	Affiliated Investment Companies: 87.5%
952,707	Voya Intermediate Bond Fund - Class R6	8,078,952	16.5
360,293	Voya Large Cap Value Portfolio - Class R6	1,686,170	3.5
317,985	Voya MidCap Opportunities Portfolio - Class R6	1,249,681	2.6
119,663	Voya Multi-Manager Emerging Markets Equity Fund - Class I	963,284	2.0
119,082	Voya Multi-Manager International Equity Fund - Class I	916,931	1.9
129,025	Voya Multi-Manager International Factors Fund - Class I	931,564	1.9
142,707	Voya Multi-Manager Mid Cap Value Fund - Class I	1,207,301	2.5
374,721	Voya Short Term Bond Fund - Class R6	3,447,435	7.0
15,401	(1) Voya Small Cap Growth Fund - Class R6	479,375	1.0
78,541	(1) Voya Small Company Fund - Class R6	900,077	1.8
554,573	Voya U.S. Stock Index Portfolio - Class I	8,257,599	16.9
433,725	VY® BrandywineGLOBAL - Bond Portfolio - Class I	4,033,638	8.2
112,625	VY® Columbia Contrarian Core Portfolio - Class I	1,680,364	3.4
92,177	VY® Invesco Comstock Portfolio - Class I	1,708,971	3.5
205,572	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	4,917,281	10.0
39,287	VY® T. Rowe Price Growth Equity Portfolio - Class I	2,359,178	4.8

	Total Mutual Funds
	(Cost $54,726,887)	42,817,801	87.5

	Total Investments in Securities (Cost $61,944,671)	$48,898,427	99.9
	Assets in Excess of Other Liabilities	59,089	0.1
	Net Assets	$48,957,516	100.0

(1)	Non-income producing security.

Voya Solution Balanced Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,080,626	$–	$–	$6,080,626
Mutual Funds	42,817,801	–	–	42,817,801
Total Investments, at fair value	$48,898,427	$–	$–	$48,898,427

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$5,144,876	$39,542	$(4,878,861)	$(305,557)	$-	$22,193	$163,222	$-
Voya Intermediate Bond Fund - Class R6	7,001,195	5,460,754	(3,011,606)	(1,371,391)	8,078,952	182,397	(248,476)	15
Voya Large Cap Value Portfolio - Class R6	-	3,252,241	(268,821)	(1,297,250)	1,686,170	-	(104,179)	1,080,666
Voya MidCap Opportunities Portfolio - Class R6	1,514,295	1,347,703	(486,592)	(1,125,725)	1,249,681	-	(224,847)	901,840
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,213,652	312,787	(228,969)	(334,186)	963,284	-	(80,029)	-
Voya Multi-Manager International Equity Fund - Class I	3,123,731	480,987	(2,304,596)	(383,191)	916,931	-	(414,627)	-
Voya Multi-Manager International Factors Fund - Class I	1,905,827	249,683	(750,874)	(473,072)	931,564	-	23,996	-
Voya Multi-Manager Mid Cap Value Fund - Class I	1,650,784	158,882	(262,055)	(340,310)	1,207,301	-	16,828	-
Voya Short Term Bond Fund - Class R6	1,269,161	3,767,985	(1,509,466)	(80,245)	3,447,435	28,680	(69,924)	-
Voya Small Cap Growth Fund - Class R6	-	570,864	(28,685)	(62,804)	479,375	-	(63)	12
Voya Small Company Fund - Class R6	-	1,139,981	(54,809)	(185,095)	900,077	-	(1,647)	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	2,311,685	97,090	(2,613,760)	204,985	-	11,926	(245,600)	-
Voya U.S. Stock Index Portfolio - Class I	9,399,043	3,870,778	(1,300,388)	(3,711,834)	8,257,599	5,268	340,133	919,613
VY® BrandywineGLOBAL - Bond Portfolio - Class I	4,438,792	1,814,423	(1,418,028)	(801,549)	4,033,638	42,306	(15,278)	212,811
VY® Columbia Contrarian Core Portfolio - Class I	2,287,438	556,597	(262,644)	(901,027)	1,680,364	10,887	79,426	307,045
VY® Invesco Comstock Portfolio - Class I	-	2,220,458	(225,730)	(285,757)	1,708,971	1,678	(2,574)	4,847
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	1,274,840	404,653	(1,689,136)	9,643	-	67	(372,515)	196,354
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	6,445,109	1,117,953	(898,976)	(1,746,805)	4,917,281	4,246	77,791	670,868
VY® T. Rowe Price Growth Equity Portfolio - Class I	4,410,894	1,730,299	(1,638,855)	(2,143,160)	2,359,178	-	88,466	485,949
	$53,391,322	$28,593,660	$(23,832,851)	$(15,334,330)	$42,817,801	$314,504	$(989,897)	$4,780,020

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $62,528,184.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$–
Gross Unrealized Depreciation	(13,629,757)
Net Unrealized Depreciation	$(13,629,757)